Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Summary of Prepayment And Other Assets
Prepayments and other current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
Deductible value-added tax input	30,961	40,690	6,385
Prepayments for CRO and other services	3,295	4,614	724
Deposits	3,326	4,083	641
Others	4,836	3,072	482

	42,418	52,459	8,232